CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 23,000	$ 7,453,265	$ 1,761,628	$ 11,474,449	$ 559,753	$ 1,120,139	$ 22,392,234
Beginning balance , shares at Dec. 31, 2021	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				5,782,018			5,782,018
Net loss attributable to noncontrolling interests						(539,229)	(539,229)
Statutory reserve			634,911	(634,911)
Derecognition of noncontrolling interest upon disposal of subsidiaries						35,199	35,199
Foreign currency translation adjustments					(2,050,374)	(59,937)	(2,110,311)
Ending balance, value at Dec. 31, 2022	$ 23,000	7,453,265	2,396,539	16,621,556	(1,490,621)	556,172	25,559,911
Ending balance , shares at Dec. 31, 2022	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				7,417,706			7,417,706
Net loss attributable to noncontrolling interests						(393,652)	(393,652)
Statutory reserve			796,316	(796,316)
Foreign currency translation adjustments					(518,800)	21,078	(497,722)
Ending balance, value at Dec. 31, 2023	$ 23,000	7,453,265	3,192,855	23,242,946	(2,009,421)	183,598	32,086,243
Ending balance , shares at Dec. 31, 2023	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				1,453,191			1,453,191
Net loss attributable to noncontrolling interests						(46,909)	(46,909)
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs	$ 3,750	3,671,431					3,675,181
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs, shares	1,500,000
Stock-based compensation to third parties	$ 313	453,937					454,250
Stock-based compensation to third parties, shares	125,000
Statutory reserve			240,734	(240,734)
Derecognition of noncontrolling interest upon disposal of subsidiaries						20,484	20,484
Foreign currency translation adjustments					(201,488)	(2,895)	(204,383)
Ending balance, value at Dec. 31, 2024	$ 27,063	$ 11,578,633	$ 3,433,589	$ 24,455,403	$ (2,210,909)	$ 154,278	$ 37,438,057
Ending balance , shares at Dec. 31, 2024	10,825,000